Financial Risk Management - Summary of Movements in Allowances for Impairment of Trade Receivables and Contract (Detail) kr in Millions	12 Months Ended
Dec. 31, 2017 SEK (kr)
Disclosure of impairment loss and reversal of impairment loss [abstract]
Opening balance	kr 1,403
Additions	3,544
Utilized	(1,485)
Reversal of excess amounts	(48)
Reclassification	(66)
Translation difference	(13)
Closing balance	kr 3,335